STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Parenthetical) (Common Stock [Member], USD $)	5 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Common Stock [Member]
Issuance Of Common Stock In October And November 2011	$ 0.61
Issuance Of Common Stock In December 2011	$ 0.62
Issuance Of Common Stock In February And March 2012			$ 0.63
Issuance Of Common Stock And Warrants In August 2012			$ 1.00
Issuance Of Common Stock In September And October 2012			$ 1.50
Issuance Of Common Stock And Warrants In February And June 2013		$ 1.00
Issuance Of Common Stock And Warrants In April And May 2013		$ 2.50